Investments held at fair value	12 Months Ended
Dec. 31, 2023
Investments held at fair value [Abstract]
Investments held at fair value	Investments Held at Fair Value
Investments held at fair value include both unlisted and listed securities held by the Group. These investments, which include interests in Akili, Vor, Karuna, Sonde, Vedanta, Gelesis and other insignificant investments, are initially measured at fair value and are subsequently re-measured at fair value at each reporting date with changes in the fair value recorded through profit and loss. Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of January 1, 2022	493,888
Investment in Sonde preferred shares - Sonde deconsolidation	11,168
Sale of Karuna and Vor shares	(118,710)
Loss realised on sale of investments as a result of written call option	(29,303)
Investment in Akili common shares	5,000
Gelesis Earn-out Shares received in the SPAC exchange	14,214
Exchange of Gelesis preferred shares to Gelesis common shares	(92,303)
Loss – change in fair value through profit and loss	(32,060)
Balance as of December 31, 2022 and January 1, 2023	251,892
Investment in Vedanta preferred shares – Vedanta deconsolidation	20,456
Investment in Gelesis 2023 Warrants	1,121
Sale of Karuna shares	(33,309)
Loss realised on sale of investments	(265)
Gain – change in fair value through profit and loss	77,945
Balance as of December 31, 2023	317,841
Vedanta
On March 1, 2023, Vedanta issued convertible debt to a syndicate of investors. The Group did not participate in this round of financing. As part of the issuance of the debt, the convertible debt holders were granted representation on Vedanta's Board of Directors and the Group lost control over the Vedanta Board of Directors and the power to direct the relevant Vedanta activities. Consequently, Vedanta was deconsolidated on March 1, 2023 and its results of operations are included in the Consolidated Financial Statements through the date of deconsolidation.
Following deconsolidation, the Group has significant influence over Vedanta through its voting interest in Vedanta and its remaining representation on Vedanta's Board of Directors. However, the Group only holds convertible preferred shares in Vedanta that do not provide their holders with access to returns associated with a residual equity interest, and as such are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
Upon deconsolidation, the Group derecognized its assets, liabilities and non-controlling interest in respect of Vedanta and recorded its aforementioned investment in Vedanta at fair value. The deconsolidation resulted in a gain of $61,787. As of the date of deconsolidation, the investment in Vedanta convertible preferred shares held at fair value amounted to $20,456.
During the year ended December 31, 2023, the Group recognized a loss of $6,303 for the changes in the fair value of the investment in Vedanta that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vedanta is $14,153 as of December 31, 2023.
Karuna
Karuna was deconsolidated in March 2019. During 2019, Karuna completed its IPO and the Group lost its significant influence in Karuna. The shares held in Karuna are accounted for as an investment held at fair value under IFRS 9.
2021
On February 9, 2021, the Group sold 1,000,000 common shares of Karuna for $118,000. On November 9, 2021, the Group sold an additional 750,000 common shares of Karuna for $100,125. As a result of the aforementioned sales, the Group recorded a loss of $20,925, attributable to blockage discount included in the sales price, in realized gain/(loss) on sale of investments within the Consolidated Statement of Comprehensive Income/(Loss).
2022
On August 8, 2022, the Group sold 125,000 shares of Karuna common stock. In addition, the Group wrote a series of call options entitling the holders thereof to purchase up to 477,100 Karuna common stock at a set price, which were exercised in full in August and September 2022. Aggregate proceeds to the Group from all aforementioned transactions amounted to $115,457, net of transaction fees. As a result of the aforementioned sales, the Group recorded a loss of $29,303, attributable to the exercise of the aforementioned call options, in realized gain/(loss) on sale of investment within the Consolidated Statement of Comprehensive Income/(Loss).
2023
During the three months ended December 31, 2023, the Group sold 167,579 shares of Karuna common stock with aggregate proceeds of $33,309, net of transaction fees.
During the years ended December 31, 2023, 2022, and 2021 the Group recorded gains of $107,079, $134,952, $109,987, respectively for the changes in the fair value of the Karuna investment that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). As of December 31, 2023, the Group held 886,885 shares or 2.3 percent of total outstanding Karuna common stock. In December 2023, Karuna entered into a definitive merger agreement with Bristol Myers Squibb ("BMS") under which Karuna common shares were acquired by Bristol Myers Squibb for $330 per share in March 2024. See Note 28. Subsequent Events. The fair value of the Group’s investment in Karuna is $280,708 as of December 31, 2023.
Vor
Vor was deconsolidated in February 2019. As the Group did not hold common shares in Vor upon deconsolidation and the preferred shares it held did not have equity-like features. Therefore, the preferred shares held by the Group fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value with changes in fair value recorded in the Consolidated Statement of Comprehensive Income/(Loss).
2021
On January 8, 2021, the Group participated in the second closing of Vor’s Series B preferred share financing. For consideration of $500, the Group received an additional 961,538 Series B preferred shares.
On February 9, 2021, Vor closed its initial public offering (the "IPO") of 9,828,017 shares of its common stock at a price of $18.00 per share. Subsequent to the closing, the Group held 3,207,200 shares of Vor common stock, representing 8.6 percent of Vor common stock.
2022
In August and December 2022, the Group sold an aggregate of 535,400 shares of Vor common stock for aggregate proceeds of $3,253.
During the years ended December 31, 2023, 2022 and 2021, the Group recognized a loss of $11,756, a loss of $16,247, and a gain of $3,903, respectively, for the changes in the fair value of the investment that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vor is $6,012 as of December 31, 2023.
Gelesis
Gelesis was deconsolidated in July 2019. The common stock held in Gelesis was accounted for under the equity method, while the preferred shares and warrants held by the Group fell under the guidance of IFRS 9 and were treated as financial assets held at fair value, with changes to the fair value of the instruments recorded through the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 6. Investments in Associates for information regarding the Group's investment in Gelesis as an associate.
2021
During the year ended December 31, 2021, as the equity method based investment in Gelesis was reduced to zero previously, the Group allocated a portion of its share in the net loss in Gelesis of $73,703, to its preferred share and warrant investments in Gelesis, which were considered to be long-term interests in Gelesis.
2022
On January 13, 2022, Gelesis completed its business combination with Capstar Special Purpose Acquisition Corp ("Capstar"). As part of the business combination, all shares in Gelesis, common and preferred, including the shares held by the Group, were exchanged for common shares of the merged entity and unvested common shares that will vest upon the stock price of the new combined entity reaching certain target prices (hereinafter "Gelesis Earn-out Shares"). In addition, the Group invested $15,000 in the class A common shares of Capstar as part of the Private Investment in Public Equity ("PIPE") transaction that took place immediately prior to the closing of the business combination and an additional approximately $4,961, as part of the Backstop agreement signed with Capstar on December 30, 2021 (See Note 6. Investments in Associates). Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. The exchange of the preferred stock (including warrants) for common stock (including common stock warrants) represents an additional investment in Gelesis equity investment. The Group recorded the changes in fair value of the preferred stock and warrants through the date of the exchange upon which the preferred shares and warrants were derecognized and recorded as an additional investment in
Gelesis equity interest. All equity method losses allocated in prior periods against the investment in Gelesis held at fair value were reclassified to include within the equity method investment in Gelesis and were offset against the gain on dilution of interest.
As part of the aforementioned exchange, the Group received 4,526,622 Gelesis Earn-out Shares, which were valued on the date of the exchange at $14,214. The Group accounted for such Gelesis Earn-out Shares under IFRS 9 as investments held at fair value with changes in fair value recorded through profit and loss.
2023
In February and May 2023, as part of Gelesis' issuance of senior secured promissory notes to the Group, Gelesis also issued to the Group (i) warrants to purchase 23,688,047 shares of Gelesis common stock with an exercise price of $0.2744 per share (ii) warrants to purchase 192,307,692 shares of Gelesis common stock at an exercise price of $0.0182 per share and (iii) warrants to purchase 43,133,803 shares of Gelesis common stock at an exercise price of $0.0142 per share. These warrants expire five years after issuance and are collectively referred to as the Gelesis 2023 Warrants.
The Gelesis 2023 Warrants were recorded at their initial fair value of $1,121 and then subsequently re-measured to fair value through the profit and loss. As of December 31, 2023, the fair value of the Gelesis 2023 Warrants was $0 as Gelesis ceased operations in October 2023.
During the years ended December 31, 2023, 2022 and 2021, the Group recognized a loss of $1,264, a loss of $18,476 and a gain of $34,566, respectively, related to the change in the fair value of these instruments that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing, which resulted in the Group losing control over Sonde and the deconsolidation of Sonde. Therefore, the results of operations of Sonde are included in the Consolidated Financial Statements through the date of deconsolidation.
Upon deconsolidation, the Group derecognized its assets and liabilities and non-controlling interest in respect of Sonde and recorded its aforementioned investments in Sonde at fair value. The deconsolidation resulted in a gain of $27,251. As of the date of deconsolidation, the investment in Sonde preferred shares held at fair value amounted to $11,168.
Following deconsolidation, the Group had significant influence in Sonde through its 48.2% voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares have the same terms as common stock and provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The convertible Preferred A-2 and B shares do not provide their shareholders with access to returns associated with a residual equity interest and as such are accounted for under IFRS 9, as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the A-2 and B preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
During the years ended December 31, 2023 and 2022, the Group recognized a loss of $994, and a gain of $235, respectively, for the changes in the fair value of the investment in Sonde that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Sonde is $10,408 as of December 31, 2023.
Akili
Akili was deconsolidated in 2018. At time of deconsolidation, as the Group did not hold common shares in Akili and the preferred shares it held did not have equity-like features. Therefore, the preferred shares held by the Group fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value and changes to the fair value of the preferred shares were recorded through the Consolidated Statement of Comprehensive Income/(Loss), in accordance with IFRS 9.
On May 25, 2021, Akili completed its Series D financing for gross proceeds of $110,000 in which Akili issued 13,053,508 Series D preferred shares. The Group did not participate in this round of financing and as a result, the Group's interest in Akili was reduced from 41.9 percent to 27.5 percent.
On August 19, 2022, Akili Interactive merged with Social Capital Suvretta Holdings Corp. I, a special purpose acquisition company. The combined company's securities began trading on August 22, 2022 on the Nasdaq Stock Market under the ticker symbol "AKLI". As part of this transaction, the Akili Interactive shares held by the Group were exchanged for the common stock of the combined company's securities as well as unvested common stock ("Akili Earnout Shares") that will vest when the share price exceeds certain thresholds. In addition, as part of a PIPE transaction that took place concurrently with the closing of the transaction, the Group purchased 500,000 shares for a total consideration of $5,000. Following the closing of the aforementioned transactions, the Group holds 12,527,477 shares of the combined entity and 1,433,914 Akili Earn-out Shares, with fair value amounted to $6,422 as of December 31, 2023.
During the years ended December 31, 2023, 2022 and 2021, the Group recognized a loss of $8,681, a loss of $131,419, and a gain of $32,151, respectively, for the changes in the fair value of the investment in Akili that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).